SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($) $ / shares in Units, shares in Millions			6 Months Ended		12 Months Ended
	Mar. 25, 2022	Aug. 21, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021
Property, Plant and Equipment [Line Items]
Payments to acquire property plant and equipment			$ 24,168	$ 26,247	$ 194,792	$ 59,541
Line of credit facility, interest rate at period end					3.75%
Long-Term Line of Credit						$ 398,470
Unaffiliated Individual [Member]
Property, Plant and Equipment [Line Items]
Financed amount	$ 250,000
Interest rate, percentage	0.97%
Maturity date	Mar. 24, 2023
Stock issued, shares	25
Share price	$ 0.004
Stock issued during period value new issues	$ 135,000
Secured debt			250,000
Unamortized debt discount			99,031
Line Of Credit Agreement [Member]
Property, Plant and Equipment [Line Items]
Line of credit facility, maximum borrowing capacity							$ 42,000
Line of credit facility, interest rate at period end							11.50%
Long-Term Line of Credit			39,389
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Financed amount		$ 34,763	3,119
Payments to acquire property plant and equipment		$ 20,000
Interest rate, percentage		5.44%
Debt instrument periodic payment interest		$ 665
Debt instrument periodic payment interest			30,193		$ 33,312
Loans payable current			$ 7,974